Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Sep. 04, 2024
C000252454
Account Value [Line Items]
Line Graph and Table Measure Name	Columbia Short Duration High Yield ETF
Account Value	$ 10,229	$ 10,000
C000252455
Account Value [Line Items]
Line Graph and Table Measure Name	Columbia U.S. High Yield ETF
Account Value	$ 10,195	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,004	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,004	10,000
ICE BofA 0-5 Year BB-B US High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-5 Year BB-B US High Yield Constrained Index
Account Value	$ 10,252	10,000
Bloomberg U.S. Corporate High-Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Index
Account Value	$ 10,281	$ 10,000